Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories consisted of the following as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Raw materials	$522.0	$426.9
Work-in-process	168.9	126.2
Finished goods	1,250.3	1,104.6

	1,941.2	1,657.7
Less: inventory reserves	154.9	111.2

Inventories, net	$1,786.3	$1,546.5